Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,760,000.00
Total Fee Amount	1,485.96
Total Offset Amount	0.00
Net Fee	$ 1,485.96
Offering Table N/A
Offset Table N/A	N/A